Other Operating Income (Expense), Net (Details) - PEN (S/)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other operating income (expense) [text block] [Abstract]
Write-off for disasters	S/ 357,000	S/ 784,000	S/ 9,688,000
Indemnification from insurance, pending collection	S/ 231,000	S/ 7,876,000